Reduction in Workforce (Details) - 2023 Reduction in Workforce - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	May 31, 2023
Restructuring Cost and Reserve [Line Items]
Reduction in headcount		23.00%
Severance costs	$ 148
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Severance costs	28
Research and development
Restructuring Cost and Reserve [Line Items]
Severance costs	102
General and administrative
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 18